Common Shares - Warrants (Details) - 12 months ended Dec. 31, 2020 $ in Thousands	USD ($) shares	$ / shares
Reconciliation of Warrants Outstanding [Roll Forward]
Number of warrants outstanding, beginning of period | shares	0
Number of warrants outstanding, end of period | shares	22,881,734
Value of warrants outstanding, beginning of period | $	$ 0
Value of warrants outstanding, end of period | $	$ 2,838
Weighted average share price for warrants, outstanding, beginning of period | $ / shares		$ 0
Weighted average share price for warrants, outstanding, end of period | $ / shares		1.72
Troilus Gold Royalty
Reconciliation of Warrants Outstanding [Roll Forward]
Number of warrants granted | shares	2,884,616
Value of warrants granted | $	$ 209
Weighted average exercise price of warrants granted | $ / shares		1.75
Coral Gold Resources Ltd.
Reconciliation of Warrants Outstanding [Roll Forward]
Number of warrants granted | shares	19,997,118
Value of warrants granted | $	$ 2,629
Weighted average exercise price of warrants granted | $ / shares		$ 1.71